Loss Per Ordinary Share (“LPS”) - Schedule of Weighted Average Number of Ordinary Shares in Issue (Details)	6 Months Ended
	Dec. 31, 2024 MYR (RM) RM / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 MYR (RM) RM / shares shares	Dec. 31, 2023 $ / shares
Schedule of Weighted Average Number of Ordinary Shares in Issue [Abstract]
Loss attributable to Owners of the Company (RM) | RM	RM (27,536,433)		RM (19,190,180)
Weighted average number of ordinary shares in issue | shares	26,437,500		26,437,500
Basic LPS (RM) | (per share)	RM (1.04)	$ (0.23)	RM (0.73)	$ (0.16)
Diluted LPS (RM) | (per share)	RM (1.04)	$ (0.23)	RM (0.73)	$ (0.16)